UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RAISE™ Core Tactical Fund

(Formerly Kaizen Hedged Premium Spreads Fund)

Class I (KZSIX)

Altrius Enhanced Income Fund

Class I (KEUIX)

MarketGrader 100 Enhanced Index Fund

Class I (KHMIX)

ANNUAL REPORT

DECEMBER 31, 2017

Kaizen Funds

Each a series of Investment Managers Series Trust II

Table of Contents
Shareholder Letter	1
Fund Performance	4
Schedules of Investments	7
Statements of Assets and Liabilities	36
Statements of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	41
Notes to Financial Statements	44
Report of Independent Registered Public Accounting Firm	56
Supplemental Information	57
Expense Examples	65

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kaizen Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.kaizenfunds.com

Dear Shareholders,

The Kaizen Hedged Premium Spreads Funds Class I shares (KZSIX) was changed to the RAISE™ Core Tactical Fund on November 10, 2017. Prior to changing to the RAISE™ Core Tactical Fund, as of 10/31/2017 the Kaizen Hedged Premium Spreads Fund had returned -2.04% YTD, 0.26% 1 Year and -11.10% annualized since inception on 8/3/2015 compared to the S&P that returned 16.91% YTD, 23.63% 1 Year and 11.92% annualized since inception.

With the low volatility environment that was prevalent for most of 2017, it became clear to us that the investment strategy of the Kaizen Hedged Premium Spreads Fund was not meeting the fund’s investment objectives on a risk-adjusted basis. A credit spread strategy benefits from a changing volatility environment which we haven’t seen for some time.

The RAISE™ Core Tactical Fund’s investment objective is to seek long-term capital growth by using a tactical asset allocation model that will invest in U.S. equities market during sustained rallies and to invest in U.S. treasury securities and cash during weak equity market conditions.

Since 11/10/2017 the RAISE™ Core Tactical Fund returned 1.56%. During that same period, the S&P returned 3.43%. For the period ending 12/31/2017, the combination of both funds returned 1 Yr -0.51%, 2 Yr 1.31% annualized and since inception -9.79% annualized compared to the S&P that returned 21.83% 1 Yr, 2 Yr 16.79% annualized and 12.97% annualized since inception.

The MarketGrader 100 Enhanced Index Fund Class I shares (KHMIX) shares advanced 24.52%, for the year ending 12/31/2017, 18.48% annualized since Inception on 12/31/2015. In comparison, the S&P 500 Total Return advanced 21.83% in 2017 and 16.79% annualized since inception. While the Russell 3000 Index advanced 21.13% in 2017 and 16.86% annualized since inception.

Outperformance of KHMIX was driven by the fundamental selection factors used in stock selection being rewarded in combination with the tactical hedge staying out of the way almost the entire year. The hedge signal fired one time in April which resulted in a small net cost to the fund.

The Altrius Enhanced Income Fund Class I shares (KEUIX) shares advanced 5.20% for the year ending 12/31/2017 and since inception on 12/31/2015, 7.75% annualized. In comparison, the Bloomberg Barclay Aggregate Bond Index advanced 3.54% and since inception 3.09% annualized. The fund has outperformed its benchmark during 2017 due primarily to investments in lower quality corporate issues along with the put writing component of the fund. The SEC 30-day yield net of expenses (subsidized) is 4.85% and the unsubsidized is 4.57% as of December 31, 2017.

OUTLOOK

RAISE™ Core Tactical Fund (KRCTX)

Given the technically driven investment process, having an outlook does not find its way into our investment process. We subscribe to the notion that the collective wisdom of the markets is superior to any individual outlook.

1745 S. Naperville Rd, Suite 103

Wheaton, IL 60189

630.949.2070

MarketGrader 100 Enhanced Index Fund (KHMIX)

We will continue to follow the MarketGrader 100 Dynamic Risk Overlay Index with our next rebalance scheduled for February and our hedging signals are off for now, but always monitoring the volatility environment as measured by the VIX Index.

Altrius Enhanced Income Fund (KEUIX)

While our base case five year expected returns for high yield bonds are several percentage points above that of core bonds, they do carry more credit risk than core bonds. Therefore, we assume they have more downside in the event of a recession or other macro shock (providing it’s not an inflationary shock, which would likely be worse for core bonds as high yield issues are generally not as interest rate sensitive).

Thank you for your confidence and support. It is a privilege to serve you.

Respectfully,

Thomas R. Young

President

Important Disclosures:

The views were those of the Fund Managers as of the date this is written, and may not reflect their views on the date this material is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This material may contain discussions about investments that may or may not be held by the Fund as of the date of this material. All current and future holdings are subject to risk and to change.

1745 S. Naperville Rd, Suite 103

Wheaton, IL 60189

630.949.2070

Subsidized 30-Day SEC Yield is based on a 30-day period ending on the last day of the previous month and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. This subsidized yield is based on the net expenses of the Fund of which the yield would be lower without the waivers in effect. Unsubsidized 30 Day SEC Yield is based on total expenses of the Fund. Each individual’s actual tax burden will vary.

The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held stocks. The Russell 3000 Index is a market capitalization weighted equity index that encompasses the 3,000 largest U.S.-traded stocks. One cannot invest directly in an index.

An investment in the Funds is subject to risk, including the possible loss of principal.

An investment in the RAISE™ Core Tactical Fund is subject to risk, including, but are not limited to the following: Fixed income securities and interest rate risk. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities. There are limitations inherent in every quantitative model such as performing differently from the market as whole or from their expected performance.

The MarketGrader 100 Enhanced Index Fund's risks include, but are not limited to, the following: The Fund invests in small and medium size companies, derivatives instruments involve inherent leverage, which may magnify the Fund's gains or losses. Risks of futures contracts, hedging transactions and liquidity risks, also, exist.

The Altrius Enhanced Income Fund's risks include, but are not limited to, the following: High yield bonds are debt securities rated below investment grade ("junk bonds") and convertible securities. Prices of foreign securities may be more volatile than the prices of securities of U.S, derivatives instruments involve inherent leverage, purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk and liquidity risk.

1745 S. Naperville Rd, Suite 103

Wheaton, IL 60189

630.949.2070

RAISE™ Core Tactical Fund

FUND PERFORMANCE at December 31, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the S&P 500 Index. Results include the reinvestment of all dividends and capital gains.

The S&P 500 Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of December 31, 2017	1 Year	Since Inception	Inception Date
RAISE™ Core Tactical Fund – Class I	-0.51%	-9.79%	08/03/15
S&P 500 Index	21.83%	12.97%	08/03/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 524-9366.

Gross and net expense ratios for the Class I shares were 1.45% and 1.30%, respectively, which were the amounts stated in the current prospectus dated November 10, 2017, as amended November 29, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.30% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until November 30, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower. Prior to November 10, 2017, the expense limitation was 1.50%.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

Altrius Enhanced Income Fund

FUND PERFORMANCE at December 31, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the Bloomberg Barclays Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains.

The Bloomberg Barclays Aggregate Bond Index which used to be called the “Lehman Aggregate Bond Index,” is a broad based index, maintained by Bloomberg Barclays Capital, which took over the index business of the now defunct Lehman Brothers, and is often used to represent investment grade bonds being traded in the United States. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of December 31, 2017	1 Year	Since Inception	Inception Date
Altrius Enhanced Income Fund – Class I	5.20%	7.75%	12/31/15
Bloomberg Barclays Aggregate Bond Index	3.54%	3.09%	12/31/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 524-9366.

Gross and net expense ratios for the Class I shares were 3.09% and 1.53%, respectively, which were the amounts stated in the current prospectus dated May 1, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.50% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until April 30, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

MarketGrader 100 Enhanced Index Fund

FUND PERFORMANCE at December 31, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the S&P 500 Index, the Kaizen MarketGrader 100 Dynamic Risk Overlay Index and the Russell 3000 Index. Results include the reinvestment of all dividends and capital gains.

The S&P 500 Index is a broad based unmanaged index of 500 stocks and widely recognized as representative of the equity market in general. The Kaizen MarketGrader 100 Dynamic Risk Overlay Index is a separate, proprietary index that reflects the use of CBOE Volatility Index® (VIX) futures contracts to hedge portfolios during bear market periods while minimizing hedging expenses during rising markets. The Russell 3000 Index is a market capitalization weighted equity index that encompasses the 3,000 largest U.S.-traded stocks. These indices do not reflect expenses, fees or sales charge, which would lower performance. The indices are unmanaged and it is not possible to invest in an index.

Average Annual Total Returns as of December 31, 2017	1 Year	Since Inception	Inception Date
MarketGrader 100 Enhanced Index Fund – Class I	24.52%	18.48%	12/31/15
S&P 500 Index	21.83%	16.79%	12/31/15
Kaizen MarketGrader 100 Dynamic Risk Overlay Index	26.37%	13.98%	12/31/15
Russell 3000 Index	21.13%	16.86%	12/31/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (844) 524-9366.

Gross and net expense ratios for the Class I shares were 2.62% and 1.51%, respectively, which were the amounts stated in the current prospectus dated May 1, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.50% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until April 30, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017

Number of Shares		Value

	Common Stocks – 65.3%
	Communications – 6.7%
289	Alphabet, Inc. - Class A*	$304,433
293	Alphabet, Inc. - Class C*	306,595
5,947	AT&T, Inc.	231,219
351	CBS Corp. - Class B	20,709
930	CenturyLink, Inc.	15,513
194	Charter Communications, Inc. - Class A*	65,176
4,545	Comcast Corp. - Class A	182,027
132	Discovery Communications, Inc. - Class A*	2,954
224	Discovery Communications, Inc. - Class C*	4,742
219	DISH Network Corp. - Class A*	10,457
122	Expedia, Inc.	14,612
2,296	Facebook, Inc. - Class A*	405,152
411	Interpublic Group of Cos., Inc.	8,286
420	Netflix, Inc.*	80,623
391	News Corp. - Class A	6,338
126	News Corp. - Class B	2,092
235	Omnicom Group, Inc.	17,115
47	Priceline Group, Inc.*	81,674
86	Scripps Networks Interactive, Inc. - Class A	7,343
747	Time Warner, Inc.	68,328
116	TripAdvisor, Inc.*	3,997
1,027	Twenty-First Century Fox, Inc. - Class A	35,462
424	Twenty-First Century Fox, Inc. - Class B	14,467
89	VeriSign, Inc.*	10,185
3,916	Verizon Communications, Inc.	207,274
324	Viacom, Inc. - Class B	9,983
1,481	Walt Disney Co.	159,222
		2,275,978
	Consumer Discretionary – 6.2%
67	Advance Auto Parts, Inc.	6,679
123	Alaska Air Group, Inc.	9,042
385	Amazon.com, Inc.*	450,246
401	American Airlines Group, Inc.	20,864
254	Aptiv PLC[1]	21,547
28	AutoZone, Inc.*	19,918
250	Best Buy Co., Inc.	17,117
195	BorgWarner, Inc.	9,963
184	CarMax, Inc.*	11,800
395	Carnival Corp.[1]	26,216
23	Chipotle Mexican Grill, Inc.*	6,648
83	Cintas Corp.	12,934
124	Darden Restaurants, Inc.	11,906
44	Delphi Technologies PLC*1	2,309

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Consumer Discretionary (Continued)
624	Delta Air Lines, Inc.	$34,944
337	DR Horton, Inc.	17,211
943	eBay, Inc.*	35,589
254	Ecolab, Inc.	34,082
262	Fastenal Co.	14,329
136	Foot Locker, Inc.	6,376
3,814	Ford Motor Co.	47,637
138	Fortune Brands Home & Security, Inc.	9,445
205	Gap, Inc.	6,982
1,251	General Motors Co.	51,278
142	Genuine Parts Co.	13,491
255	Goodyear Tire & Rubber Co.	8,239
185	H&R Block, Inc.	4,851
331	Hanesbrands, Inc.	6,921
169	Harley-Davidson, Inc.	8,599
114	Hasbro, Inc.	10,361
197	Hilton Worldwide Holdings, Inc.	15,732
1,125	Home Depot, Inc.	213,221
172	Kohl's Corp.	9,328
235	L Brands, Inc.	14,152
131	Leggett & Platt, Inc.	6,253
204	Lennar Corp. - Class A	12,901
289	LKQ Corp.*	11,754
803	Lowe's Cos., Inc.	74,631
281	Macy's, Inc.	7,078
303	Marriott International, Inc. - Class A	41,126
305	Masco Corp.	13,402
346	Mattel, Inc.	5,321
776	McDonald's Corp.	133,565
505	MGM Resorts International	16,862
148	Michael Kors Holdings Ltd.*1	9,317
62	Mohawk Industries, Inc.*	17,106
484	Newell Brands, Inc.	14,956
1,265	NIKE, Inc. - Class B	79,126
104	Nordstrom, Inc.	4,928
166	Norwegian Cruise Line Holdings Ltd.*1	8,839
83	O'Reilly Automotive, Inc.*	19,965
259	PulteGroup, Inc.	8,612
78	PVH Corp.	10,702
48	Ralph Lauren Corp.	4,977
118	Robert Half International, Inc.	6,554
370	Ross Stores, Inc.	29,692
171	Royal Caribbean Cruises Ltd.[1]	20,397
48	Signet Jewelers Ltd.[1]	2,714

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Consumer Discretionary (Continued)
53	Snap-on, Inc.	$9,238
513	Southwest Airlines Co.	33,576
145	Stanley Black & Decker, Inc.	24,605
1,390	Starbucks Corp.	79,828
267	Tapestry, Inc.	11,809
96	Tiffany & Co.	9,979
607	TJX Cos., Inc.	46,411
125	Tractor Supply Co.	9,344
58	Ulta Salon Cosmetics & Fragrance, Inc.*	12,972
173	Under Armour, Inc. - Class A*	2,496
183	Under Armour, Inc. - Class C*	2,438
242	United Continental Holdings, Inc.*	16,311
322	VF Corp.	23,828
74	Whirlpool Corp.	12,479
97	Wyndham Worldwide Corp.	11,239
81	Wynn Resorts Ltd.	13,656
335	Yum! Brands, Inc.	27,339
		2,098,283
	Consumer Staples – 5.6%
1,826	Altria Group, Inc.	130,395
544	Archer-Daniels-Midland Co.	21,804
185	Brown-Forman Corp. - Class B	12,704
181	Campbell Soup Co.	8,708
236	Church & Dwight Co., Inc.	11,840
125	Clorox Co.	18,593
3,705	Coca-Cola Co.	169,985
843	Colgate-Palmolive Co.	63,604
402	Conagra Brands, Inc.	15,143
163	Constellation Brands, Inc. - Class A	37,257
418	Costco Wholesale Corp.	77,798
486	Coty, Inc. - Class A	9,667
956	CVS Health Corp.	69,310
248	Dollar General Corp.	23,066
229	Dollar Tree, Inc.*	24,574
171	Dr. Pepper Snapple Group, Inc.	16,597
213	Estee Lauder Cos., Inc. - Class A	27,102
543	General Mills, Inc.	32,194
137	Hershey Co.	15,551
248	Hormel Foods Corp.	9,025
110	JM Smucker Co.	13,666
234	Kellogg Co.	15,907
342	Kimberly-Clark Corp.	41,266
570	Kraft Heinz Co.	44,323

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Consumer Staples (Continued)
848	Kroger Co.	$23,278
111	McCormick & Co., Inc.	11,312
173	Molson Coors Brewing Co. - Class B	14,198
1,462	Mondelez International, Inc. - Class A	62,574
388	Monster Beverage Corp.*	24,557
1,375	PepsiCo, Inc.	164,890
1,495	Philip Morris International, Inc.	157,947
2,456	Procter & Gamble Co.	225,657
459	Sysco Corp.	27,875
532	Target Corp.	34,713
289	Tyson Foods, Inc. - Class A	23,429
1,414	Wal-Mart Stores, Inc.	139,633
842	Walgreens Boots Alliance, Inc.	61,146
		1,881,288
	Energy – 4.0%
538	Anadarko Petroleum Corp.	28,858
142	Andeavor	16,236
368	Apache Corp.	15,537
427	Baker Hughes a GE Co.	13,510
451	Cabot Oil & Gas Corp.	12,899
975	Chesapeake Energy Corp.*	3,861
1,818	Chevron Corp.	227,595
93	Cimarex Energy Co.	11,347
142	Concho Resources, Inc.*	21,331
1,156	ConocoPhillips	63,453
510	Devon Energy Corp.	21,114
557	EOG Resources, Inc.	60,106
229	EQT Corp.	13,035
4,081	Exxon Mobil Corp.	341,335
838	Halliburton Co.	40,953
108	Helmerich & Payne, Inc.	6,981
251	Hess Corp.	11,915
1,821	Kinder Morgan, Inc.	32,905
775	Marathon Oil Corp.	13,121
482	Marathon Petroleum Corp.	31,802
345	National Oilwell Varco, Inc.	12,427
204	Newfield Exploration Co.*	6,432
487	Noble Energy, Inc.	14,191
741	Occidental Petroleum Corp.	54,582
351	ONEOK, Inc.	18,761
411	Phillips 66	41,573
159	Pioneer Natural Resources Co.	27,483
233	Range Resources Corp.	3,975

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Energy (Continued)
1,330	Schlumberger Ltd.[1]	$89,629
405	TechnipFMC PLC[1]	12,681
414	Valero Energy Corp.	38,051
772	Williams Cos., Inc.	23,538
		1,331,217
	Financials – 12.9%
54	Affiliated Managers Group, Inc.	11,084
376	Aflac, Inc.	33,005
89	Alexandria Real Estate Equities, Inc. - REIT	11,623
46	Alliance Data Systems Corp.	11,660
344	Allstate Corp.	36,020
694	American Express Co.	68,921
871	American International Group, Inc.	51,894
419	American Tower Corp. - REIT	59,779
145	Ameriprise Financial, Inc.	24,573
245	Aon PLC[1]	32,830
150	Apartment Investment & Management Co. - Class A - REIT	6,557
170	Arthur J. Gallagher & Co.	10,758
58	Assurant, Inc.	5,849
133	AvalonBay Communities, Inc. - REIT	23,729
9,449	Bank of America Corp.	278,934
993	Bank of New York Mellon Corp.	53,483
780	BB&T Corp.	38,782
1,850	Berkshire Hathaway, Inc. - Class B*	366,707
120	BlackRock, Inc.	61,645
152	Boston Properties, Inc. - REIT	19,765
102	Brighthouse Financial, Inc.*	5,981
459	Capital One Financial Corp.	45,707
107	CBOE Holdings, Inc.	13,331
298	CBRE Group, Inc. - Class A*	12,906
1,157	Charles Schwab Corp.	59,435
452	Chubb Ltd.[1]	66,051
144	Cincinnati Financial Corp.	10,796
2,594	Citigroup, Inc.	193,020
476	Citizens Financial Group, Inc.	19,982
324	CME Group, Inc.	47,320
176	Comerica, Inc.	15,279
388	Crown Castle International Corp. - REIT	43,072
202	Digital Realty Trust, Inc. - REIT	23,008
345	Discover Financial Services	26,537
327	Duke Realty Corp. - REIT	8,898
267	E*TRADE Financial Corp.*	13,235
76	Equinix, Inc. - REIT	34,445

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
359	Equity Residential - REIT	$22,893
63	Essex Property Trust, Inc. - REIT	15,206
40	Everest Re Group Ltd.[1]	8,850
125	Extra Space Storage, Inc. - REIT	10,931
68	Federal Realty Investment Trust - REIT	9,031
324	Fidelity National Information Services, Inc.	30,485
699	Fifth Third Bancorp	21,208
201	Fiserv, Inc.*	26,357
308	Franklin Resources, Inc.	13,346
629	GGP, Inc. - REIT	14,712
153	Global Payments, Inc.	15,337
338	Goldman Sachs Group, Inc.	86,109
342	Hartford Financial Services Group, Inc.	19,248
476	HCP, Inc. - REIT	12,414
688	Host Hotels & Resorts, Inc. - REIT	13,657
1,055	Huntington Bancshares, Inc.	15,361
557	Intercontinental Exchange, Inc.	39,302
410	Invesco Ltd.[1]	14,981
270	Iron Mountain, Inc. - REIT	10,187
3,362	JPMorgan Chase & Co.	359,532
1,035	KeyCorp	20,876
383	Kimco Realty Corp. - REIT	6,951
318	Leucadia National Corp.	8,424
220	Lincoln National Corp.	16,911
263	Loews Corp.	13,158
151	M&T Bank Corp.	25,819
103	Macerich Co. - REIT	6,765
494	Marsh & McLennan Cos., Inc.	40,207
893	Mastercard, Inc.	135,164
1,014	MetLife, Inc.	51,268
108	Mid-America Apartment Communities, Inc. - REIT	10,860
1,347	Morgan Stanley	70,677
112	Nasdaq, Inc.	8,605
300	Navient Corp.	3,996
203	Northern Trust Corp.	20,278
1,083	PayPal Holdings, Inc.*	79,730
339	People's United Financial, Inc.	6,339
464	PNC Financial Services Group, Inc.	66,951
252	Principal Financial Group, Inc.	17,781
568	Progressive Corp.	31,990
505	Prologis, Inc. - REIT	32,578
411	Prudential Financial, Inc.	47,257
143	Public Storage - REIT	29,887
123	Raymond James Financial, Inc.	10,984

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
275	Realty Income Corp. - REIT	$15,681
135	Regency Centers Corp. - REIT	9,339
1,152	Regions Financial Corp.	19,907
115	SBA Communications Corp. - REIT*	18,786
299	Simon Property Group, Inc. - REIT	51,350
101	SL Green Realty Corp. - REIT	10,194
364	State Street Corp.	35,530
461	SunTrust Banks, Inc.	29,776
720	Synchrony Financial	27,799
234	T. Rowe Price Group, Inc.	24,554
101	Torchmark Corp.	9,162
155	Total System Services, Inc.	12,259
269	Travelers Cos., Inc.	36,487
1,536	U.S. Bancorp	82,299
269	UDR, Inc. - REIT	10,362
224	Unum Group	12,295
344	Ventas, Inc. - REIT	20,643
1,752	Visa, Inc. - Class A	199,763
168	Vornado Realty Trust - REIT	13,134
4,303	Wells Fargo & Co.	261,063
357	Welltower, Inc. - REIT	22,766
443	Western Union Co.	8,421
734	Weyerhaeuser Co. - REIT	25,881
125	Willis Towers Watson PLC[1]	18,836
264	XL Group Ltd.[1]	9,282
185	Zions Bancorporation	9,404
		4,364,177
	Health Care – 8.9%
1,676	Abbott Laboratories	95,649
1,537	AbbVie, Inc.	148,643
314	Aetna, Inc.	56,642
313	Agilent Technologies, Inc.	20,962
218	Alexion Pharmaceuticals, Inc.*	26,071
68	Align Technology, Inc.*	15,109
324	Allergan PLC[1]	53,000
155	AmerisourceBergen Corp.	14,232
698	Amgen, Inc.	121,382
250	Anthem, Inc.	56,253
474	Baxter International, Inc.	30,639
238	Becton, Dickinson and Co.	51,009
203	Biogen, Inc.*	64,670
1,337	Boston Scientific Corp.*	33,144
1,587	Bristol-Myers Squibb Co.	97,251

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Health Care (Continued)
299	Cardinal Health, Inc.	$18,320
770	Celgene Corp.*	80,357
170	Centene Corp.*	17,150
238	Cigna Corp.	48,335
47	Cooper Cos., Inc.	10,240
585	Danaher Corp.	54,300
144	DaVita, Inc.*	10,404
225	DENTSPLY SIRONA, Inc.	14,812
205	Edwards Lifesciences Corp.*	23,106
945	Eli Lilly & Co.	79,815
127	Envision Healthcare Corp.*	4,389
542	Express Scripts Holding Co.*	40,455
1,265	Gilead Sciences, Inc.	90,625
263	HCA Healthcare, Inc.*	23,102
152	Henry Schein, Inc.*	10,622
264	Hologic, Inc.*	11,286
135	Humana, Inc.	33,489
85	IDEXX Laboratories, Inc.*	13,292
141	Illumina, Inc.*	30,807
161	Incyte Corp.*	15,248
109	Intuitive Surgical, Inc.*	39,778
145	IQVIA Holdings, Inc.*	14,196
2,599	Johnson & Johnson	363,132
97	Laboratory Corp. of America Holdings*	15,472
204	McKesson Corp.	31,814
1,305	Medtronic PLC[1]	105,379
2,638	Merck & Co., Inc.	148,440
25	Mettler-Toledo International, Inc.*	15,488
525	Mylan N.V.*1	22,213
69	Patterson Cos., Inc.	2,493
97	PerkinElmer, Inc.	7,093
125	Perrigo Co. PLC[1]	10,895
5,769	Pfizer, Inc.	208,953
133	Quest Diagnostics, Inc.	13,099
74	Regeneron Pharmaceuticals, Inc.*	27,821
132	ResMed, Inc.	11,179
310	Stryker Corp.	48,000
386	Thermo Fisher Scientific, Inc.	73,294
929	UnitedHealth Group, Inc.	204,807
82	Universal Health Services, Inc. - Class B	9,295
94	Varian Medical Systems, Inc.*	10,448
243	Vertex Pharmaceuticals, Inc.*	36,416
77	Waters Corp.*	14,876
191	Zimmer Biomet Holdings, Inc.	23,048

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Health Care (Continued)
477	Zoetis, Inc.	$34,363
		3,006,802
	Industrials – 5.7%
139	A.O. Smith Corp.	8,518
39	Acuity Brands, Inc.	6,864
85	Allegion PLC[1]	6,763
217	AMETEK, Inc.	15,726
294	Amphenol Corp. - Class A	25,813
429	Arconic, Inc.	11,690
532	Boeing Co.	156,892
130	C.H. Robinson Worldwide, Inc.	11,582
567	Caterpillar, Inc.	89,348
864	CSX Corp.	47,529
147	Cummins, Inc.	25,966
308	Deere & Co.	48,205
154	Dover Corp.	15,553
421	Eaton Corp. PLC[1]	33,263
613	Emerson Electric Co.	42,720
170	Expeditors International of Washington, Inc.	10,997
236	FedEx Corp.	58,892
114	Flowserve Corp.	4,803
136	Fluor Corp.	7,024
295	Fortive Corp.	21,343
266	General Dynamics Corp.	54,118
8,418	General Electric Co.	146,894
119	Harris Corp.	16,856
733	Honeywell International, Inc.	112,413
298	Illinois Tool Works, Inc.	49,721
245	Ingersoll-Rand PLC[1]	21,852
81	J.B. Hunt Transport Services, Inc.	9,313
107	Jacobs Engineering Group, Inc.	7,058
913	Johnson Controls International plc[1]	34,794
99	Kansas City Southern	10,417
77	L3 Technologies, Inc.	15,235
240	Lockheed Martin Corp.	77,052
279	Norfolk Southern Corp.	40,427
169	Northrop Grumman Corp.	51,868
342	PACCAR, Inc.	24,309
128	Parker-Hannifin Corp.	25,546
155	Pentair PLC[1]	10,946
131	Quanta Services, Inc.*	5,123
278	Raytheon Co.	52,222
228	Republic Services, Inc.	15,415

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
124	Rockwell Automation, Inc.	$24,347
153	Rockwell Collins, Inc.	20,750
99	Roper Technologies, Inc.	25,641
73	Stericycle, Inc.*	4,963
343	TE Connectivity Ltd.[1]	32,599
245	Textron, Inc.	13,865
47	TransDigm Group, Inc.	12,907
759	Union Pacific Corp.	101,782
653	United Parcel Service, Inc. - Class B	77,805
81	United Rentals, Inc.*	13,925
710	United Technologies Corp.	90,575
49	W.W. Grainger, Inc.	11,576
391	Waste Management, Inc.	33,743
166	Xylem, Inc.	11,321
		1,906,869
	Materials – 2.3%
572	3M Co.	134,632
212	Air Products & Chemicals, Inc.	34,785
103	Albemarle Corp.	13,173
81	Avery Dennison Corp.	9,304
332	Ball Corp.	12,566
229	CF Industries Holdings, Inc.	9,742
2,250	DowDuPont, Inc.	160,245
141	Eastman Chemical Co.	13,062
122	FMC Corp.	11,549
1,285	Freeport-McMoRan, Inc.*	24,364
73	International Flavors & Fragrances, Inc.	11,141
392	International Paper Co.	22,712
314	LyondellBasell Industries N.V. - Class A1	34,640
61	Martin Marietta Materials, Inc.	13,483
425	Monsanto Co.	49,631
349	Mosaic Co.	8,955
524	Newmont Mining Corp.	19,660
305	Nucor Corp.	19,392
92	Packaging Corp. of America	11,091
245	PPG Industries, Inc.	28,621
281	Praxair, Inc.	43,465
177	Sealed Air Corp.	8,726
78	Sherwin-Williams Co.	31,983
124	Vulcan Materials Co.	15,918
246	WestRock Co.	15,550
		758,390

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Technology – 11.1%
593	Accenture PLC - Class A1	$90,782
735	Activision Blizzard, Inc.	46,540
473	Adobe Systems, Inc.*	82,889
800	Advanced Micro Devices, Inc.*	8,224
160	Akamai Technologies, Inc.*	10,406
357	Analog Devices, Inc.	31,784
86	ANSYS, Inc.*	12,693
4,962	Apple, Inc.	839,719
1,035	Applied Materials, Inc.	52,909
214	Autodesk, Inc.*	22,434
433	Automatic Data Processing, Inc.	50,743
389	Broadcom Ltd.[1]	99,934
317	CA, Inc.	10,550
261	Cadence Design Systems, Inc.*	10,915
307	Cerner Corp.*	20,689
4,809	Cisco Systems, Inc.	184,185
145	Citrix Systems, Inc.*	12,760
573	Cognizant Technology Solutions Corp. - Class A	40,694
860	Corning, Inc.	27,511
153	CSRA, Inc.	4,578
274	DXC Technology Co.	26,003
294	Electronic Arts, Inc.*	30,888
116	Equifax, Inc.	13,679
64	F5 Networks, Inc.*	8,398
137	FLIR Systems, Inc.	6,387
107	Garmin Ltd.[1]	6,374
89	Gartner, Inc.*	10,960
1,554	Hewlett Packard Enterprise Co.	22,315
1,617	HP, Inc.	33,973
347	IHS Markit Ltd.*1	15,667
4,489	Intel Corp.	207,212
835	International Business Machines Corp.	128,106
236	Intuit, Inc.	37,236
380	Juniper Networks, Inc.	10,830
152	KLA-Tencor Corp.	15,971
158	Lam Research Corp.	29,083
225	Microchip Technology, Inc.	19,773
1,131	Micron Technology, Inc.*	46,507
7,422	Microsoft Corp.	634,878
159	Moody's Corp.	23,470
160	Motorola Solutions, Inc.	14,454
265	NetApp, Inc.	14,660
308	Nielsen Holdings PLC[1]	11,211
581	NVIDIA Corp.	112,423

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Technology (Continued)
2,910	Oracle Corp.	$137,585
299	Paychex, Inc.	20,356
119	Qorvo, Inc.*	7,925
1,433	QUALCOMM, Inc.	91,741
172	Red Hat, Inc.*	20,657
249	S&P Global, Inc.	42,181
657	salesforce.com, Inc.*	67,165
280	Seagate Technology PLC[1]	11,715
183	Skyworks Solutions, Inc.	17,376
602	Symantec Corp.	16,892
144	Synopsys, Inc.*	12,275
958	Texas Instruments, Inc.	100,054
143	Verisk Analytics, Inc.*	13,728
282	Western Digital Corp.	22,427
215	Xerox Corp.	6,267
248	Xilinx, Inc.	16,720
		3,746,461
	Utilities – 1.9%
628	AES Corp.	6,801
234	Alliant Energy Corp.	9,971
237	Ameren Corp.	13,981
478	American Electric Power Co., Inc.	35,166
169	American Water Works Co., Inc.	15,462
427	CenterPoint Energy, Inc.	12,110
268	CMS Energy Corp.	12,676
298	Consolidated Edison, Inc.	25,315
623	Dominion Energy, Inc.	50,500
173	DTE Energy Co.	18,937
682	Duke Energy Corp.	57,363
319	Edison International	20,174
175	Entergy Corp.	14,243
304	Eversource Energy	19,207
935	Exelon Corp.	36,848
440	FirstEnergy Corp.	13,473
457	NextEra Energy, Inc.	71,379
322	NiSource, Inc.	8,266
302	NRG Energy, Inc.	8,601
488	PG&E Corp.	21,877
102	Pinnacle West Capital Corp.	8,688
658	PPL Corp.	20,365
493	Public Service Enterprise Group, Inc.	25,390
145	SCANA Corp.	5,768
239	Sempra Energy	25,554

RAISE™ Core Tactical Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Utilities (Continued)
977	Southern Co.	$46,984
310	WEC Energy Group, Inc.	20,593
501	Xcel Energy, Inc.	24,103
		649,795
	Total Common Stocks (Cost $21,913,825)	22,019,260

	Exchange-Traded Funds – 36.0%
45,556	SPDR S&P 500 ETF Trust	12,157,074
	Total Exchange-Traded Funds (Cost $11,736,045)	12,157,074

Principal Amount

	Short-Term Investments – 30.9%
$10,432,474	UMB Money Market Fiduciary, 0.01%[2]	10,432,474
	Total SHORT-TERM INVESTMENTS (Cost $10,432,474)	10,432,474
	Total Investments – 132.2% (Cost $44,082,344)	44,608,808
	Liabilities in Excess of Other Assets – (32.2)%	(10,864,539)
	Total Net Assets – 100.0%	$33,744,269

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

RAISE™ Core Tactical Fund

SUMMARY OF INVESTMENTS

As of December 31, 2017

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	12.9%
Technology	11.1%
Health Care	8.9%
Communications	6.7%
Consumer Discretionary	6.2%
Industrials	5.7%
Consumer Staples	5.6%
Energy	4.0%
Materials	2.3%
Utilities	1.9%
Total Common Stocks	65.3%
Exchange-Traded Funds	36.0%
Short-Term Investments	30.9%
Total Investments	132.2%
Liabilities in Excess of Other Assets	(32.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017

Principal Amount		Value

	Asset-Backed Securities – 2.8%
$2,000,000	KCAP F3C Senior Funding LLC 8.981% (LIBOR 3 Month+750 basis points), 12/20/2029[1,2,3]	$1,900,818

	Total ASSET-BACKED SECURITIES (Cost $1,930,464)	1,900,818

	Corporate Bonds – 92.8%
	Communications – 9.1%
800,000	Altice Financing S.A. 6.625%, 2/15/2023[2,3,4]	837,680
400,000	AMC Networks, Inc. 4.750%, 12/15/2022[2]	408,500
	Cablevision Systems Corp.
90,000	7.750%, 4/15/2018[8]	91,125
260,000	8.000%, 4/15/2020[8]	277,550
200,000	5.875%, 9/15/2022	197,000
700,000	CenturyLink, Inc. 6.750%, 12/1/2023[8]	686,000
400,000	DISH DBS Corp. 6.750%, 6/1/2021[8]	420,000
400,000	Frontier Communications Corp. 8.500%, 4/15/2020[8]	332,000
600,000	McClatchy Co. 9.000%, 12/15/2022[2,8]	625,500
	Netflix, Inc.
60,000	5.375%, 2/1/2021[8]	63,375
800,000	5.500%, 2/15/2022	841,000
500,000	SFR Group S.A. 6.000%, 5/15/2022[2,3,4,8]	506,250
350,000	Sprint Capital Corp. 6.900%, 5/1/2019[8]	366,187
112,000	Univision Communications, Inc. 6.750%, 9/15/2022[2,3,8]	116,340
350,000	Windstream Services LLC 7.750%, 10/15/2020[2,8]	295,750
		6,064,257
	Consumer Discretionary – 25.5%
400,000	ADT Corp. 6.250%, 10/15/2021[8]	438,000
415,000	Air Canada 7.750%, 4/15/2021[4,8]	471,025
600,000	AMC Entertainment Holdings, Inc. 5.875%, 2/15/2022[2,8]	609,000
205,000	American Airlines Group, Inc. 6.125%, 6/1/2018[8]	207,819

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$600,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/2022[2,8]	$622,500
700,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/2023[2,8]	717,500
1,000,000	Block Financial LLC 5.500%, 11/1/2022[2,8]	1,074,526
40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019[8]	43,750
	GameStop Corp.
800,000	5.500%, 10/1/2019[2,3,8]	813,000
800,000	6.750%, 3/15/2021[2,8]	836,000
405,000	Gap, Inc. 5.950%, 4/12/2021[2,8]	436,706
600,000	Global Partners LP / GLP Finance Corp. 6.250%, 7/15/2022[2]	616,500
40,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020[8]	45,700
	Hertz Corp.
160,000	5.875%, 10/15/2020[2,8]	160,400
443,000	7.375%, 1/15/2021[2,8]	447,430
144,000	International Game Technology 5.500%, 6/15/2020[8]	151,560
	J.C. Penney Corp., Inc.
110,000	8.125%, 10/1/2019[8]	112,200
311,000	5.650%, 6/1/2020[8]	283,788
400,000	KB Home 8.000%, 3/15/2020[8]	438,000
700,000	L Brands, Inc. 5.625%, 10/15/2023	755,125
600,000	LSC Communications, Inc. 8.750%, 10/15/2023[2,3,8]	616,500
1,000,000	Mattel, Inc. 2.350%, 8/15/2021[2]	890,940
600,000	Men's Wearhouse, Inc. 7.000%, 7/1/2022[2]	602,280
80,000	MGM Resorts International 6.750%, 10/1/2020[8]	86,400
350,000	Penske Automotive Group, Inc. 5.750%, 10/1/2022[2,8]	360,937
600,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	621,000
600,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[2,8]	573,000
	RR Donnelley & Sons Co.

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Discretionary (Continued)
$340,000	7.625%, 6/15/2020[8]	$362,100
169,000	7.875%, 3/15/2021	175,760
191,000	8.875%, 4/15/2021	199,652
492,000	Ruby Tuesday, Inc. 7.625%, 5/15/2020[2,8]	502,676
52,000	ServiceMaster Co. LLC 7.100%, 3/1/2018[8]	52,509
700,000	Signet UK Finance PLC 4.700%, 6/15/2024[2,4]	689,233
675,000	Sonic Automotive, Inc. 5.000%, 5/15/2023[2,8]	651,375
600,000	Tempur Sealy International, Inc. 5.625%, 10/15/2023[2,8]	624,000
400,000	Toys R Us, Inc. 7.375%, 10/15/2018[5,8]	128,000
400,000	Vista Outdoor, Inc. 5.875%, 10/1/2023[2]	384,000
215,000	Yum! Brands, Inc. 3.750%, 11/1/2021[2,8]	218,225
		17,019,116
	Consumer Staples – 7.3%
300,000	Alliance One International, Inc. 9.875%, 7/15/2021[2,8]	276,000
	Avon Products, Inc.
370,000	6.500%, 3/1/2019[8]	370,000
126,000	7.000%, 3/15/2023	101,745
700,000	Central Garden & Pet Co. 6.125%, 11/15/2023[2,8]	740,250
381,000	Cott Beverages, Inc. 5.375%, 7/1/2022[2,8]	396,316
700,000	Ingles Markets, Inc. 5.750%, 6/15/2023[2]	707,000
600,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[2,8]	453,000
700,000	Rite Aid Corp. 6.750%, 6/15/2021[2]	696,500
600,000	Safeway, Inc. 4.750%, 12/1/2021	573,000
600,000	SUPERVALU, Inc. 7.750%, 11/15/2022[2]	589,500
		4,903,311

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy – 12.6%
$700,000	Antero Resources Corp. 5.375%, 11/1/2021[2]	$717,500
280,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/2022[2,8]	280,350
292,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/2020[2,8]	297,475
619,000	CONSOL Energy, Inc. 5.875%, 4/15/2022[2]	632,154
500,000	Denbury Resources, Inc. 6.375%, 8/15/2021[2,8]	377,500
400,000	Ensco PLC 8.000%, 1/31/2024[2,4]	401,000
287,000	Era Group, Inc. 7.750%, 12/15/2022[2,8]	278,390
422,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.875%, 2/15/2023[2]	436,770
600,000	Halcon Resources Corp. 6.750%, 2/15/2025[2]	624,000
223,000	Laredo Petroleum, Inc. 5.625%, 1/15/2022[2,8]	225,230
400,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[2,8]	404,000
400,000	NuStar Logistics LP 6.750%, 2/1/2021[8]	426,000
	Oasis Petroleum, Inc.
280,000	7.250%, 2/1/2019[2,8]	280,000
320,000	6.875%, 1/15/2023[2]	327,200
350,000	Petrobras Global Finance B.V. 7.875%, 3/15/2019[4,8]	369,250
600,000	PHI, Inc. 5.250%, 3/15/2019[2,8]	597,720
400,000	Resolute Energy Corp. 8.500%, 5/1/2020[2,8]	407,000
600,000	Southwestern Energy Co. 5.800%, 1/23/2020[2]	648,000
640,000	Transocean, Inc. 6.500%, 11/15/2020[4,8]	670,400
		8,399,939
	Financials – 9.8%
	CoreCivic, Inc.
87,000	4.125%, 4/1/2020[2,8]	88,305
374,000	5.000%, 10/15/2022[2,8]	390,830

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials (Continued)
	Credit Acceptance Corp.
$500,000	6.125%, 2/15/2021[2,8]	$505,000
200,000	7.375%, 3/15/2023[2]	209,500
464,000	Enova International, Inc. 9.750%, 6/1/2021[2,8]	490,680
350,000	First Data Corp. 7.000%, 12/1/2023[2,3,8]	370,125
475,000	Fly Leasing Ltd. 5.250%, 10/15/2024[2,4]	475,000
666,000	Genworth Holdings, Inc. 7.700%, 6/15/2020[8]	670,162
350,000	GFI Group, Inc. 8.375%, 7/19/2018[8]	358,750
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
565,000	6.000%, 8/1/2020[2,8]	581,060
135,000	6.250%, 2/1/2022[2]	138,038
	Nationstar Mortgage LLC / Nationstar Capital Corp.
47,000	6.500%, 8/1/2018[2,8]	47,047
305,000	7.875%, 10/1/2020[2,8]	311,481
	Navient Corp.
410,000	8.000%, 3/25/2020[8]	443,312
290,000	7.250%, 1/25/2022	310,663
700,000	Oppenheimer Holdings, Inc. 6.750%, 7/1/2022[2]	721,000
400,000	Popular, Inc. 7.000%, 7/1/2019[2,4,8]	416,000
		6,526,953
	Health Care – 8.4%
600,000	Acadia Healthcare Co., Inc. 5.125%, 7/1/2022[2]	601,500
	CHS/Community Health Systems, Inc.
60,000	8.000%, 11/15/2019[2,8]	50,700
572,000	7.125%, 7/15/2020[2,8]	427,570
696,000	Kindred Healthcare, Inc. 8.000%, 1/15/2020[8]	754,081
700,000	LifePoint Health, Inc. 5.500%, 12/1/2021[2]	714,000
400,000	Select Medical Corp. 6.375%, 6/1/2021[2,8]	410,500
660,000	Tenet Healthcare Corp. 6.750%, 2/1/2020[8]	666,600
1,500,000	Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021[4]	1,426,947

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Principal Amount		Value

	Corporate Bonds (Continued)
	Health Care (Continued)
	Valeant Pharmaceuticals International, Inc.
$80,000	7.000%, 10/1/2020[2,8]	$80,700
250,000	7.000%, 10/1/2020[2,3,8]	252,188
250,000	7.500%, 7/15/2021[2,3,4]	254,375
		5,639,161
	Industrials – 3.6%
350,000	AECOM 5.750%, 10/15/2022[2,8]	364,875
700,000	Bombardier, Inc. 5.750%, 3/15/2022[3,4,8]	686,000
720,000	Herc Rentals, Inc. 7.500%, 6/1/2022[2,3,8]	775,800
	Triumph Group, Inc.
600,000	4.875%, 4/1/2021[2,8]	589,500
25,000	5.250%, 6/1/2022[2]	24,500
		2,440,675
	Materials – 11.2%
800,000	AK Steel Corp. 7.625%, 10/1/2021[2]	830,000
600,000	Aleris International, Inc. 7.875%, 11/1/2020[2]	594,000
700,000	Allegheny Technologies, Inc. 5.950%, 1/15/2021[2]	714,000
350,000	AngloGold Ashanti Holdings PLC 5.375%, 4/15/2020[4,8]	365,667
400,000	Blue Cube Spinco, Inc. 9.750%, 10/15/2023[2,8]	472,000
500,000	Cemex S.A.B. de C.V. 6.125%, 5/5/2025[2,3,4,8]	533,500
700,000	Chemours Co. 6.625%, 5/15/2023[2,8]	740,250
637,000	Cleveland-Cliffs, Inc. 5.900%, 3/15/2020	630,630
600,000	First Quantum Minerals Ltd. 7.250%, 4/1/2023[2,4]	646,500
439,000	Hecla Mining Co. 6.875%, 5/1/2021[2,8]	449,975
400,000	Hexion, Inc. 6.625%, 4/15/2020[2,8]	359,000
546,000	LSB Industries, Inc. 8.500%, 8/1/2019[2,6,8]	539,175
160,000	SunCoke Energy, Inc. 7.625%, 8/1/2019[2,8]	160,176

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Principal Amount		Value

	Corporate Bonds (Continued)
	Materials (Continued)
$400,000	United States Steel Corp. 7.375%, 4/1/2020[8]	$434,000
		7,468,873
	Technology – 3.6%
268,000	BMC Software, Inc. 7.250%, 6/1/2018[8]	271,350
700,000	Infor US, Inc. 6.500%, 5/15/2022[2,8]	724,500
700,000	Pitney Bowes, Inc. 4.700%, 4/1/2023[2]	642,243
	Western Digital Corp.
350,000	10.500%, 4/1/2024[2,3,8]	405,562
300,000	10.500%, 4/1/2024[2]	347,625
		2,391,280
	Utilities – 1.7%
	Ferrellgas LP / Ferrellgas Finance Corp.
35,000	6.500%, 5/1/2021[2]	32,769
165,000	6.750%, 1/15/2022[2]	152,625
300,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/2020[2]	255,750
700,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.500%, 6/1/2024[2]	693,000
		1,134,144
	Total Corporate Bonds (Cost $61,916,865)	61,987,709

	Short-Term Investments – 3.0%
1,984,629	UMB Money Market Fiduciary, 0.01%[7]	1,984,629

	Total Short-Term Investments (Cost $1,984,629)	1,984,629

	Total Investments – 98.6% (Cost $65,831,958)	65,873,156

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Principal Amount		Value

	Other Assets in Excess of Liabilities – 1.4%	$947,850

	Total Net Assets – 100.0%	$66,821,006

	Securities Sold Short – (3.8)%
	U.S. Government – (3.8)%
	United States Treasury Bond – (2.3)%
$(1,500,000)	United States Treasury Bond 2.875%, 11/15/2046	$(1,538,730)
		(1,538,730)
	United States Treasury Note – (1.5)%
(1,000,000)	United States Treasury Note 2.250%, 2/15/2027	(986,875)
		(986,875)
	Total U.S. Government (Proceeds $2,441,668)	(2,525,605)

	Total Securities Sold Short (Proceeds $2,441,668)	$(2,525,605)

Number of Contracts

	WRITTEN Options Contracts – (0.1)%
	Put Options – (0.1)%
	Discovery Communications, Inc. - Class A
(374)	Exercise Price: $17.50, Notional Amount: $(654,500),Expiration Date: January 19, 2018	$(935)
	The Mosaic Company
(262)	Exercise Price: $25.00, Notional Amount: $(655,000),Expiration Date: March 16, 2018	(27,772)
	VanEck Vectors Gold Miners ETF
(294)	Exercise Price: $22.50, Notional Amount: $(661,500), Expiration Date: January 26, 2018*	(6,762)
(295)	Exercise Price: $22.00, Notional Amount: $(649,000), Expiration Date: February 16, 2018*	(8,997)
(297)	Exercise Price: $22.50, Notional Amount: $(668,250), Expiration Date: March 16, 2018*	(19,305)

	Total Put Options (Proceeds $177,130)	(63,771)

	Total WRITTEN Options Contracts (Proceeds $177,130)	$(63,771)

ETF – Exchange Traded Fund

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	Floating rate security.

Altrius Enhanced Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,068,138 which represents 12.1% of total net assets of the Fund.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Security is in default.
[6]	Step rate security.
[7]	The rate is the annualized seven-day yield at period end.
[8]	Security segregated as collateral for open written options contracts and securities sold short.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2017

Security Type/Industry	Percent of Total Net Assets
Asset-Backed Securities	2.8%
Corporate Bonds
Consumer Discretionary	25.5%
Energy	12.6%
Materials	11.2%
Financials	9.8%
Communications	9.1%
Health Care	8.4%
Consumer Staples	7.3%
Industrials	3.6%
Technology	3.6%
Utilities	1.7%
Total Corporate Bonds	92.8%
Short-Term Investments	3.0%
Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017

Number of Shares		Value

	Common Stocks – 99.3%
	Communications – 4.0%
18,859	Meredith Corp.	$1,245,637
57,053	New York Times Co. - Class A	1,055,480
17,226	Nexstar Broadcasting Group, Inc. - Class A	1,347,073
10,231	Walt Disney Co.	1,099,935
		4,748,125
	Consumer Discretionary – 19.1%
8,649	Allegiant Travel Co.	1,338,433
12,181	Carter's, Inc.	1,431,146
17,207	Dave & Buster's Entertainment, Inc.*	949,310
25,026	Fastenal Co.	1,368,672
27,712	Fox Factory Holding Corp.*	1,076,611
6,966	Home Depot, Inc.	1,320,266
50,112	JetBlue Airways Corp.*	1,119,502
33,155	La-Z-Boy, Inc.	1,034,436
10,479	Marriott International, Inc. - Class A	1,422,315
4,156	Mohawk Industries, Inc.*	1,146,640
5,231	O'Reilly Automotive, Inc.*	1,258,265
80,702	PGT Innovations, Inc.*	1,359,829
17,955	Ross Stores, Inc.	1,440,889
33,054	Shake Shack, Inc.*	1,427,933
6,954	Snap-on, Inc.	1,212,082
27,873	Spirit Airlines, Inc.*	1,250,104
9,151	Visteon Corp.*	1,145,156
23,512	Williams-Sonoma, Inc.	1,215,570
		22,517,159
	Consumer Staples – 3.0%
8,480	Ingredion, Inc.	1,185,504
23,453	Ollie's Bargain Outlet Holdings, Inc.*	1,248,872
36,640	Pilgrim's Pride Corp.*	1,138,039
		3,572,415
	Energy – 3.2%
21,784	Andeavor Logistics LP	1,006,203
33,978	Devon Energy Corp.	1,406,689
44,472	Matador Resources Co.*	1,384,414
		3,797,306
	Financials – 20.2%
10,114	American Financial Group, Inc.	1,097,774
35,060	Apollo Global Management LLC - Class A	1,173,458
22,349	BB&T Corp.	1,111,192
69,935	Beneficial Bancorp, Inc.	1,150,431
3,953	Credit Acceptance Corp.*	1,278,716
15,681	Federal Agricultural Mortgage Corp. – Class C	1,226,881

MarketGrader 100 Enhanced Index Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
38,509	Federated Investors, Inc. - Class B	$1,389,405
58,560	First Horizon National Corp.	1,170,614
22,241	Green Dot Corp. - Class A*	1,340,243
40,352	Guaranty Bancorp	1,115,733
29,325	Houlihan Lokey, Inc.	1,332,235
10,386	Jack Henry & Associates, Inc.	1,214,747
11,335	JPMorgan Chase & Co.	1,212,165
26,254	Main Street Capital Corp.	1,043,071
62,363	New Residential Investment Corp. - REIT	1,115,050
22,118	Oaktree Capital Group LLC	931,168
13,436	Primerica, Inc.	1,364,426
21,407	Unum Group	1,175,030
10,057	Visa, Inc. - Class A	1,146,699
23,454	Zions Bancorporation	1,192,167
		23,781,205
	Health Care – 8.8%
7,673	Alexion Pharmaceuticals, Inc.*	917,614
6,145	Amgen, Inc.	1,068,616
3,631	Biogen, Inc.*	1,156,728
18,225	Bristol-Myers Squibb Co.	1,116,828
8,043	Celgene Corp.*	839,367
4,211	Cooper Cos., Inc.	917,493
34,583	Globus Medical, Inc. - Class A*	1,421,361
23,576	HealthSouth Corp.	1,164,890
26,060	Phibro Animal Health Corp. - Class A	873,010
31,244	Premier, Inc. - Class A*	912,012
		10,387,919
	Industrials – 12.0%
13,135	Amphenol Corp. - Class A	1,153,253
17,191	Argan, Inc.	773,595
19,392	BWX Technologies, Inc.	1,173,022
15,854	Fortive Corp.	1,147,037
28,334	Generac Holdings, Inc.*	1,403,100
14,274	HEICO Corp. - Class A	1,128,360
5,008	Huntington Ingalls Industries, Inc.	1,180,385
12,631	Landstar System, Inc.	1,314,887
3,864	Northrop Grumman Corp.	1,185,900
27,760	Novanta, Inc.*1	1,388,000
24,426	Simpson Manufacturing Co., Inc.	1,402,297
14,705	Toro Co.	959,207
		14,209,043

MarketGrader 100 Enhanced Index Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Materials – 4.9%
17,852	Berry Plastics Group, Inc.*	$1,047,377
10,723	Celanese Corp.	1,148,219
13,437	Neenah Paper, Inc.	1,218,064
15,372	Owens Corning	1,413,301
21,300	Worthington Industries, Inc.	938,478
		5,765,439
	Technology – 23.3%
23,609	Acacia Communications, Inc.*	855,354
6,507	Apple, Inc.	1,101,180
13,504	Broadridge Financial Solutions, Inc.	1,223,192
27,856	Cadence Design Systems, Inc.*	1,164,938
18,833	Cirrus Logic, Inc.*	976,679
14,689	Cognizant Technology Solutions Corp. - Class A	1,043,213
32,473	CSRA, Inc.	971,592
8,832	Electronic Arts, Inc.*	927,890
18,642	ExlService Holdings, Inc.*	1,125,045
6,426	FactSet Research Systems, Inc.	1,238,676
29,325	II-VI, Inc.*	1,376,809
29,365	Intel Corp.	1,355,488
14,923	InterDigital, Inc.	1,136,386
24,585	Manhattan Associates, Inc.*	1,217,941
23,367	Maxim Integrated Products, Inc.	1,221,627
17,395	MAXIMUS, Inc.	1,245,134
64,695	NIC, Inc.	1,073,937
6,349	NVIDIA Corp.	1,228,531
18,762	Paychex, Inc.	1,277,317
6,887	S&P Global, Inc.	1,166,658
14,009	Silicon Laboratories, Inc.*	1,236,995
10,032	Skyworks Solutions, Inc.	952,538
12,828	Texas Instruments, Inc.	1,339,756
110,992	Xcerra Corp.*	1,086,612
		27,543,488
	Utilities – 0.8%
17,764	National Fuel Gas Co.	975,421
	Total Common Stocks (Cost $103,414,898)	117,297,520

Principal Amount
	Short-Term Investments – 0.3%
$325,077	UMB Money Market Fiduciary, 0.01%[2]	325,077
	Total Short-Term Investments (Cost $325,077)	325,077

MarketGrader 100 Enhanced Index Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017

Value
Total Investments – 99.6% (Cost $103,739,975)	$117,622,597
Other Assets in Excess of Liabilities – 0.4%	434,867
Total Net Assets – 100.0%	$118,057,464

LP – Limited Partnership

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund

SUMMARY OF INVESTMENTS

As of December 31, 2017

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Technology	23.3%
Financials	20.2%
Consumer Discretionary	19.1%
Industrials	12.0%
Health Care	8.8%
Materials	4.9%
Communications	4.0%
Energy	3.2%
Consumer Staples	3.0%
Utilities	0.8%
Total Common Stocks	99.3%
Short-Term Investments	0.3%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2017

			MarketGrader 100
	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	Enhanced Index Fund
Assets:
Investments, at cost	$44,082,344	$65,831,958	$103,739,975
Investments, at value	$44,608,808	$65,873,156	$117,622,597
Cash deposited with broker for securities sold short and written options contracts	13	2,591,743	160
Receivables:
Investment securities sold	12,646	17,330	-
Fund shares sold	60,037	115,663	472,841
Dividends and interest	72,672	1,020,387	76,282
Prepaid expenses	8,603	20,541	20,316
Total assets	44,762,779	69,638,820	118,192,196

Liabilities:
Securities sold short, proceeds	$-	$2,441,668	$-
Written options contracts, proceeds	-	177,130	-
Securities sold short, at value	$-	$2,525,605	$-
Written options contracts, at value	-	63,771	-
Payables:
Investment securities purchased	10,359,693	-	-
Fund shares redeemed	606,695	151,676	32,708
Advisory fees	4,758	7,861	19,665
Shareholder servicing fees (Note 7)	595	4,559	14,849
Auditing fees	14,993	15,000	15,000
Fund accounting fees	10,706	12,540	11,793
Fund administration fees	5,672	7,954	12,834
Transfer agent fees and expenses	4,404	5,070	6,517
Custody fees	1,690	2,145	7,217
Trustees' deferred compensation (Note 3)	1,276	1,276	1,276
Trustees' fees and expenses	1,138	2,123	1,371
Legal fees	1,076	1,426	4,113
Chief Compliance Officer fees	692	426	892
Interest on securities sold short	-	14,098	-
Accrued other expenses	5,122	2,284	6,497
Total liabilities	11,018,510	2,817,814	134,732

Net Assets	$33,744,269	$66,821,006	$118,057,464

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$110,369,602	$66,488,179	$104,109,470
Accumulated net investment income (loss)	-	-	-
Accumulated net realized gain (loss) on investments,
securities sold short, futures contracts,
purchased options contracts and written options contracts	(77,151,797)	262,207	65,372
Net unrealized appreciation (depreciation) on:
Investments	526,464	41,198	13,882,622
Securities sold short	-	(83,937)	-
Written options contracts	-	113,359	-
Net Assets	$33,744,269	$66,821,006	$118,057,464

Class I Shares:
Shares of beneficial interest issued and outstanding	4,326,845	6,291,104	9,047,154
Net asset value per share	$7.80	$10.62	$13.05

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2017

			MarketGrader 100
	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	Enhanced Index Fund
Investment Income:
Dividends (net of foreign withholding taxes of $26, $0, and $0, respectively)	$76,160	$-	$978,103
Interest	287,492	3,156,654	89
Total investment income	363,652	3,156,654	978,192

Expenses:
Advisory fees	485,192	607,536	864,846
Legal fees	86,826	19,998	17,998
Fund accounting fees	50,765	99,624	66,349
Fund administration fees	46,903	70,862	83,596
Registration fees	34,009	49,614	37,500
Transfer agent fees and expenses	24,585	30,478	36,328
Trustees' fees and expenses	18,686	15,285	14,103
Shareholder reporting fees	18,307	12,001	12,001
Auditing fees	15,000	15,002	15,001
Custody fees	6,555	8,957	20,779
Interest expense	6,167	12,502	1,624
Chief Compliance Officer fees	5,948	24,933	5,935
Insurance fees	3,810	2,500	2,500
Miscellaneous	2,832	7,000	8,499
Shareholder servicing fees (Note 7)	490	49,127	75,307
Interest on securities sold short	-	61,506	-

Total expenses	806,075	1,086,925	1,262,366
Advisory fees waived	(131,786)	(178,172)	(74,905)
Fees paid indirectly (Note 3)	(6,270)	(6,284)	(6,504)
Net expenses	668,019	902,469	1,180,957
Net investment income (loss)	(304,367)	2,254,185	(202,765)

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Purchased Options Contracts, Written Options Contracts and Futures Contracts:
Net realized gain (loss) on:
Investments	(46,229)	402,732	8,350,112
Securities sold short	44,704	-	-
Purchased options contracts	(12,953,277)	-	-
Written options contracts	13,238,961	555,909	-
Futures contracts	(712,557)	-	(664,267)
Net realized gain (loss)	(428,398)	958,641	7,685,845
Net change in unrealized appreciation/depreciation on:
Investments	527,242	(548,642)	10,267,165
Securities sold short	-	(103,009)	-
Purchased options contracts	150,862	-	-
Futures contracts	1,329	-	-
Written options contracts	(20,755)	81,156	-
Net change in unrealized appreciation/depreciation	658,678	(570,495)	10,267,165
Net realized and unrealized gain on investments, securities sold short,
purchased options contracts, written options contracts and futures contracts	230,280	388,146	17,953,010

Net Increase (Decrease) in Net Assets from Operations	$(74,087)	$2,642,331	$17,750,245

See accompanying Notes to Financial Statements.

RAISETM Core Tactical Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(304,367)	$(1,298,980)
Net realized gain (loss) on investments, securities sold short, futures contracts,
purchased options contracts and written options contracts	(428,398)	1,548,937
Net change in unrealized appreciation/depreciation on investments, futures contracts,
purchased options contracts and written options contracts	658,678	(2,687)
Net increase (decrease) in net assets resulting from operations	(74,087)	247,270

Capital Transactions:
Net proceeds from shares sold:
Class I	13,899,573	15,221,209
Cost of shares redeemed:
Class I1	(43,895,738)	(115,815,041)
Net decrease in net assets from capital transactions	(29,996,165)	(100,593,832)

Total decrease in net assets	(30,070,252)	(100,346,562)

Net Assets:
Beginning of period	63,814,521	164,161,083
End of period	$33,744,269	$63,814,521

Capital Share Transactions:
Shares sold:
Class I	1,783,355	2,035,501
Shares redeemed:
Class I	(5,596,167)	(15,518,185)
Net decrease from capital share transactions	(3,812,812)	(13,482,684)

[1]	Net of redemption fee proceeds of $4,861 and $8,748, respectively.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$2,254,185	$672,714
Net realized gain on investments and written options contracts	958,641	83,876
Net change in unrealized appreciation/depreciation on investments,
securities sold short and written options contracts	(570,495)	641,115
Net increase in net assets resulting from operations	2,642,331	1,397,705

Distributions to Shareholders:
From net investment income:
Class I	(2,253,896)	(685,318)
From net realized gain:
Class I	(579,920)	(198,438)
Total distributions to shareholders	(2,833,816)	(883,756)

Capital Transactions:
Net proceeds from shares sold:
Class I	39,316,086	43,116,862
Reinvestment of distributions:
Class I	2,833,804	883,756
Cost of shares redeemed:
Class I1	(15,149,167)	(4,503,799)
Net increase in net assets from capital transactions	27,000,723	39,496,819

Total increase in net assets	26,809,238	40,010,768

Net Assets:
Beginning of period	40,011,768	1,000
End of period	$66,821,006	$40,011,768

Capital Share Transactions:
Shares sold:
Class I	3,662,734	4,128,761
Shares reinvested:
Class I	264,909	83,722
Shares redeemed:
Class I	(1,412,712)	(436,410)
Net increase in capital share transactions	2,514,931	3,776,073

[1]	Net of redemption fee proceeds of $10,512 and $26,440, respectively.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(202,765)	$(62,744)
Net realized gain (loss) on investments and futures contracts	7,685,845	(496,781)
Net change in unrealized appreciation/depreciation on investments	10,267,165	3,615,457
Net increase in net assets resulting from operations	17,750,245	3,055,932

Distributions to Shareholders:
From net capital gain:
Class I	(5,904,926)	(991,237)
Total distributions to shareholders	(5,904,926)	(991,237)

Capital Transactions:
Net proceeds from shares sold:
Class I	73,102,397	48,861,752
Reinvestment of distributions:
Class I	5,904,926	991,237
Cost of shares redeemed:
Class I1	(18,673,167)	(6,040,695)
Net increase in net assets from capital transactions	60,334,156	43,812,294

Total increase in net assets	72,179,475	45,876,989

Net Assets:
Beginning of period	45,877,989	1,000
End of period	$118,057,464	$45,877,989

Capital Share Transactions:
Shares sold:
Class I	5,948,895	4,632,209
Shares reinvested:
Class I	449,044	89,462
Shares redeemed:
Class I	(1,509,206)	(563,350)
Net increase in capital share transactions	4,888,733	4,158,321

[1]	Net of redemption fee proceeds of $14,811 and $11,626, respectively.

See accompanying Notes to Financial Statements.

RAISETM Core Tactical Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

			For the Period
	For the Year Ended	For the Year Ended	August 3, 2015* through
	December 31, 2017	December 31, 2016	December 31, 2015
Net asset value, beginning of period	$7.84	$7.59	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	0.01	0.35	(2.35)
Total from investment operations	(0.04)	0.25	(2.41)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]

Net asset value, end of period	$7.80	$7.84	$7.59

Total return[3]	(0.51)%	3.16%	(24)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,744	$63,815	$164,161

Ratio of expenses to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	1.80%[6]	1.72%[6]	1.85%[5,6]
After fees waived, expenses absorbed and fees paid indirectly	1.49%[6,7]	1.62%[6]	1.85%[5,6]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	(0.99)%	(1.40)%	(1.76)%[5]
After fees waived, expenses absorbed and fees paid indirectly	(0.68)%	(1.30)%	(1.76)%[5]

Portfolio turnover rate	83%	-%	-%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2017. For the prior periods ended December 31, 2016 and December 31, 2015, the ratios would have remained unchanged.
[7]	Effective November 10, 2017, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.30% of average daily net assets of the Fund. Prior to November 10, 2017, the annual operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.
For a capital share outstanding throughout each period.	For the	For the
	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$10.60	$10.00
Income from Investment Operations:
Net investment income[1]	0.44	0.43
Net realized and unrealized gain on investments, securities sold short and written options contracts	0.10	0.57
Total from investment operations	0.54	1.00

Less Distributions:
From net investment income	(0.43)	(0.37)
From net realized gain	(0.09)	(0.05)
Total distributions	(0.52)	(0.42)

Redemption fee proceeds[1]	- [2]	0.02

Net asset value, end of period	$10.62	$10.60

Total return[3]	5.20%	10.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$66,821	$40,012

Ratio of expenses to average net assets (including interest expense and interest on securities sold short):
Before fees waived, expenses absorbed and fees paid indirectly	1.96%[4]	3.09%[4]
After fees waived, expenses absorbed and fees paid indirectly	1.63%[4]	1.53%[4]
Ratio of net investment income to average net assets (including interest expense and interest on securities sold short):
Before fees waived, expenses absorbed and fees paid indirectly	3.75%	2.48%
After fees waived, expenses absorbed and fees paid indirectly	4.08%	4.04%

Portfolio turnover rate	25%	21%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.13% for the year ended December 31, 2017. For the year ended December 31, 2016, the ratios would have been lowered by 0.03%.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.
For a capital share outstanding throughout each period.	For the	For the
	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Net asset value, beginning of period	$11.03	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.03)
Net realized and unrealized gain on investments	2.74	1.30
Total from investment operations	2.71	1.27

Less Distributions:
From net realized gain	(0.69)	(0.25)
Total distributions	(0.69)	(0.25)

Redemption fee proceeds[1]	- [2]	0.01

Net asset value, end of period	$13.05	$11.03

Total return[3]	24.52%	12.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$118,057	$45,878

Ratio of expenses to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	1.60%[4]	2.62%[4]
After fees waived, expenses absorbed and fees paid indirectly	1.50%[4]	1.51%[4]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived, expenses absorbed and fees paid indirectly	(0.36)%	(1.37)%
After fees waived, expenses absorbed and fees paid indirectly	(0.26)%	(0.26)%

Portfolio turnover rate	142%	105%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense had been excluded, the expense ratios would have remain unchanged for the year ended December 31, 2017. For the year ended December 31, 2016, the ratios would have been lowered by 0.01%.

See accompanying Notes to Financial Statements.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

Note 1 – Organization

RAISETM Core Tactical Fund (formerly known as Kaizen Hedged Premium Spreads Fund), Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The RAISETM Core Tactical Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund are diversified funds.

The RAISETM Core Tactical Fund’s primary investment objective is to seek long-term capital growth. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced operations on August 3, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Index Fund’s primary investment objective is to seek investment results that track generally, before fees and expenses, to the performance of the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”). The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the RAISETM Core Tactical Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the RAISETM Core Tactical Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

The performance of the RAISETM Core Tactical Fund may be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the portfolio’s financial statements. As of December 31, 2017, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 36.0%.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017

(e) Short-Term Investments

The RAISETM Core Tactical Fund invests a significant amount (30.9% as of December 31, 2017) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of
Net Investment Income
RAISETM Core Tactical Fund	Annually
Altrius Enhanced Income Fund	Monthly
MarketGrader 100 Enhanced Index Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended December 31, 2015 – 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kaizen Advisory, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor on the average daily net assets of the Funds. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until November 30, 2018 for the RAISETM Core Tactical Fund and April 30, 2018 for the Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund. It may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

		Total Limit on Annual
		Operating Expenses
	Investment Advisory Fees	Class I Shares†
RAISETM Core Tactical Fund	0.95%*	1.30%*
Altrius Enhanced Income Fund	1.10%	1.50%
MarketGrader 100 Enhanced Index Fund	1.10%	1.50%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

*	Prior to November 10, 2017, the investment advisory fee for the RAISETM Core Tactical Fund was 1.10% of the Fund’s average daily net assets. The annual operating expenses limit for the RAISETM Core Tactical Fund was 1.50% of the Fund’s average daily net assets.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017

The Advisor has engaged Altrius Capital Management, Inc. (“Altrius”) and Two Fish Capital Management, LLC (“Two Fish”) (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage the assets of the Altrius Enhanced Income Fund and pays the Sub-Advisors from its advisory fees.

For the year ended December 31, 2017, the Advisor waived advisory fees totaling $131,786 for the RAISETM Core Tactical Fund. For the year ended December 31, 2017, the Advisor waived advisory fees totaling $178,172 for the Altrius Enhanced Income Fund. For the year ended December 31, 2017, the Advisor waived advisory fees and absorbed other expenses totaling $74,905 for the MarketGrader 100 Enhanced Index Fund. Other than the Voluntary Limitations, the Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below.

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
2019	$102,973	$258,736	$274,302
2020	131,786	178,172	74,905
Total	$234,759	$436,908	$349,207

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended December 31, 2017, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended December 31, 2017, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At December 31, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Cost of investments	$44,082,344	$63,213,160	$103,674,603

Gross unrealized appreciation	$657,900	$1,427,986	$15,666,367
Gross unrealized depreciation	(131,436)	(1,357,366)	(1,718,373)
Net unrealized appreciation on investments	$526,464	$70,620	$13,947,994

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2017, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

Increase (Decrease)
Fund	Paid-in Capital	Accumulated Net Investment Income/Loss	Accumulated Net Realized Gain/Loss
RAISETM Core Tactical Fund	$(304,367)	$304,367	$-
Altrius Enhanced Income Fund	536	(289)	(247)
MarketGrader 100 Enhanced Index Fund	(24,928)	202,765	(177,837)

As of December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	RAISETM Core Tactical Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Undistributed ordinary income	$-	$164,037	$-
Undistributed long-term capital gains	-	98,170	-
Accumulated earnings	-	262,207	-

Accumulated capital and other losses	(77,151,797)	-	-
Unrealized appreciation on investments	526,464	70,620	13,947,994
Total accumulated earnings (deficit)	$(76,625,333)	$332,827	$13,947,994

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017

The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	RAISETM Core Tactical Fund		Altrius Enhanced Income Fund		MarketGrader 100 Enhanced Index Fund
Distribution paid from:	2017	2016	2017	2016	2017	2016
Ordinary income	$-	$-	$2,656,173	$879,338	$5,904,926	$991,237
Net long-term capital gains	-	-	177,643	4,418	-	-
Total taxable distributions	$-	$-	$2,833,816	$883,756	$5,904,926	$991,237

At December 31, 2017, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
RAISETM Core Tactical Fund	$34,908,887	$42,242,910	$77,151,797
Altrius Enhanced Income Fund	-	-	-
MarketGrader 100 Enhanced Index Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of December 31, 2017, the Funds have no Post-October capital losses.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the years ended December 31, 2017 and December 31, 2016, the RAISETM Core Tactical Fund received $4,861 and $8,748, respectively, in redemption fees. For the years ended December 31, 2017 and December 31, 2016, the Altrius Enhanced Income Fund received $10,512 and $26,440, respectively, in redemption fees. For the years ended December 31, 2017 and December 31, 2016, the MarketGrader 100 Enhanced Index Fund received $14,811 and $11,626, respectively, in redemption fees. Effective February 1, 2018, the Funds will no longer charge redemption fees.

Note 6 – Investment Transactions

For the year ended December 31, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
RAISETM Core Tactical Fund	$35,462,434	$2,284,415	$792,684	$747,980
Altrius Enhanced Income Fund	46,627,025	12,545,409	972,375	-
MarketGrader 100 Enhanced Index Fund	164,127,215	111,053,558	-	-

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Funds’ average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended December 31, 2017, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Funds’ assets carried at fair value:

RAISETM Core Tactical Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$22,019,260	$-	$-	$22,019,260
Exchange-Traded Funds	12,157,074	-	-	12,157,074
Short-Term Investments	10,432,474	-	-	10,432,474
Total Investments	$44,608,808	$-	$-	$44,608,808

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Asset-Backed Securities	$-	$1,900,818	$-	$1,900,818
Corporate Bonds	-	61,987,709	-	61,987,709
Short-Term Investments	1,984,629	-	-	1,984,629
Total Assets	$1,984,629	$63,888,527	$-	$65,873,156

Liabilities
U.S. Government	$-	$2,525,605	$-	$2,525,605
Written Options Contracts	63,771	-	-	63,771
Total Liabilities	$63,771	$2,525,605	$-	$2,589,376

MarketGrader 100 Enhanced Index Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$117,297,520	$-	$-	$117,297,520
Short-Term Investments	325,077	-	-	325,077
Total Investments	$117,622,597	$-	$-	$117,622,597

*	The Fund did not hold any Level 2 securities at period end.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017

**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2017 by risk category are as follows:

	Altrius Enhanced Income Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$63,771
Total		$63,771

The effects of derivative instruments on the Statements of Operations for the year ended December 31, 2017 are as follows:

RAISETM Core Tactical Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts
Equity contracts	$(12,953,277)	$13,238,961	$(712,557)
Total	$(12,953,277)	$13,238,961	$(712,557)

Altrius Enhanced Income Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$555,909
Total	$555,909

MarketGrader 100 Enhanced Index Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts
Equity contracts	$(664,267)
Total	$(664,267)

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017

RAISETM Core Tactical Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts
Equity contracts	$1,329	$150,862	$(20,755)
Total	$1,329	$150,862	$(20,755)

Altrius Enhanced Income Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$81,156
Total	$81,156

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2017 are as follows:

RAISETM Core Tactical Fund
Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Average notional value	$2,091,480
Equity contracts	Written options contracts	Average notional value	(2,806,667)
Equity contracts	Long futures contracts	Average notional value	1,744,177
Equity contracts	Short futures contracts	Average notional value	(1,030,340)

Altrius Enhanced Income Fund
Derivatives not designated as hedging instruments
Equity contracts	Written options contracts	Average notional value	$(4,916,420)

MarketGrader 100 Enhanced Index Fund
Derivatives not designated as hedging instruments
Equity contracts	Long futures contracts	Average notional value	$-

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Kaizen Funds

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2017

Note 12 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)

Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective April 24, 2018, Two Fish Capital Management, LLC will no longer serve as a sub-advisor to the Altrius Enhanced Income Fund. However, effective immediately, Kaizen Advisory, LLC (“Kaizen”) will take over day-to-day management of the Altrius Enhanced Income Fund’s enhanced income strategy previously managed by Two Fish. As a result, effective immediately, all references to Two Fish with respect to the Altrius Enhanced Income Fund’s enhanced income strategy are replaced with references to Kaizen. Altrius Capital Management, LLC will continue to serve as a sub-advisor to the Altrius Enhanced Income Fund and manage the unconstrained bond strategy. Effective April 24, 2018, all remaining references to Two Fish contained in the Prospectus and SAI are deleted in their entirety.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Kaizen Funds and Board of Trustees

of Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of RAISETM Core Tactical Fund (formerly Kaizen Hedged Premium Spreads Fund), Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

March 1, 2018

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain Designation

For the year ended December 31, 2017, the Altrius Enhanced Income Fund designates $177,643 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Qualified Dividend Income

For the year ended December 31, 2017, 12.18% of dividends to be paid from net investment income, including short-term capital gains (if any), for the MarketGrader 100 Enhanced Index Fund, is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended December 31, 2017, 12.22% of dividends to be paid from net investment income, including short-term capital gains (if any), for the MarketGrader 100 Enhanced Index Fund, is designated as dividends received deduction available to corporate shareholders.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (844) 524-9366. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees:
Thomas Knipper, CPA [a] (Born 1957) Trustee	Since September 2013	Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – present).	3	None.
Kathleen K. Shkuda [a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008 – present). Director, Managed Accounts, Merrill Lynch (2007-2008).	3	None.
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors, a family office (2001 – present).	3	General Finance Corporation.
John P. Zader [a] (born 1961) Trustee	Since September 2013	Retired (June 2014 – present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014).	3	Investment Managers Series Trust, a registered investment company (includes 68 portfolios).

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years

Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since September 2013	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (September 2013 – January 2016).	3	Investment Managers Series Trust, a registered investment company (includes 68 portfolios).
Officers of the Trust:
Terrance P. Gallagher [a] (born 1958) President	Since September 2013	Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since September 2013	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President and Assistant Secretary	Since January 2016

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (September 2013 – January 2016).

			N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since January 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present). Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura[b] (born 1959) Chief Compliance Officer	Since September 2013

Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management

(2009 - 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on October 16-17, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Kaizen Advisory, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

•	the Altrius Enhanced Income Fund (the “Altrius Fund”),

•	the MarketGrader 100 Enhanced Index Fund (the “MarketGrader 100 Fund”), and

•	the Kaizen Hedged Premium Spreads Fund (the “Kaizen Fund”).

The Board and the Independent Trustees also approved renewal of the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) between the Investment Advisor and Altrius Capital Management, Inc. (“Altrius”) and Two Fish Management, LLC (“Two Fish” and together with Altrius, the “Sub-Advisors”) with respect to the Altrius Fund, each for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to below as the “Fund Advisory Agreements.”

At the same in-person meeting, the Board and the Independent Trustees also approved an amended Investment Advisory Agreement (the “Amended Advisory Agreement”) to reflect the Kaizen Fund’s conversion to the RAISE™ Core Tactical Fund (the “RAISE™ Fund”), which would be managed using a tactical asset allocation model.1 In renewing each Fund Advisory Agreement and approving the Amended Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal or approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements and the Amended Advisory Agreement from the Investment Advisor, the Sub-Advisors, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended July 31, 2017; and reports comparing the investment advisory fees and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements and the proposed approval of the Amended Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements and the Amended Advisory Agreement.

1 The Kaizen Fund changed to the RAISE™ Fund on November 10, 2017.

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing each Fund Advisory Agreement and approving the Amended Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Kaizen Advisory, LLC

Nature, Extent and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

•	The Altrius Fund’s total return for the one-year period was higher than the return of the Bloomberg Barclays U.S. Aggregate Bond Index and the median returns of the Peer Group and Nontraditional Bond Fund Universe.

•	The MarketGrader 100 Fund’s total return for the one-year period was above the Peer Group median return, the Custom All-Cap Growth Category Fund Universe median return, the Kaizen Market Grader 100 Dynamic Risk Index return, and the Russell 3000 Index return.

•	Backtested performance for the strategy to be used by the Investment Advisor in managing the RAISE™ Fund showed that the annualized return for the strategy for the period from 1988 to 2017 was higher than that of the S&P 500 Index.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors with respect to the Altrius Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Altrius Fund and oversees the Sub-Advisors with respect to the Altrius Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisors, and monitoring the Altrius Fund’s compliance with its investment policies; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each of the Altrius Fund and the MarketGrader 100 Fund were satisfactory. With respect to the RAISE™ Fund, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Altrius Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Nontraditional Bond Fund Universe medians by 0.35% and 0.45%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given its complex strategy which combines unconstrained investment in bonds with option writing. The Trustees also considered that the Investment Advisor does not manage any other accounts using the same strategies as the Fund, and therefore did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor. The Trustees noted that the Fund’s advisory fee was in the same range as the advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Altrius Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median and Fund Universe median by 0.53% and 0.70%, respectively. The Trustees considered that the annual total expenses of the Fund were likely above those of its peer funds as a result of the Fund’s higher investment advisory fee. The Trustees also noted that the average net assets of the Fund were significantly lower than the average net assets of the funds in the Peer Group and the Fund Universe, and that some of the funds in the Peer Group have other classes and are part of larger fund complexes, and therefore could have lower expenses or support lower expense caps.

•	The MarketGrader 100 Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Custom All-Cap Growth Category Fund Universe medians by 0.20% and 0.35%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given its complex strategy which combines a long equity portfolio with a tactical hedged component using VIX futures. The Trustees also considered that the Fund’s advisory fee was higher than the fee the Investment Advisor charges to sub-advise separately managed accounts using the same strategies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s separately managed account clients. The Trustees noted that the Fund’s advisory fee was in the same range as the advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median and Fund Universe median by 0.26% and 0.57%, respectively. The Trustees considered that the annual total expenses of the Fund were likely above those of its peer funds as a result of the Fund’s higher investment advisory fee. The Trustees also noted that the average net assets of the Fund were significantly lower than the average net assets of the funds in the Peer Group and Fund Universe. Finally, the Trustees observed that at the Fund’s relatively low asset level, the Fund’s transaction costs in connection with the periodic rebalancing of the Fund’s portfolio are relatively high.

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The RAISE™ Fund’s proposed annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median but higher than the Tactical Allocation Fund Universe median by 0.05%. The Trustees noted that the Fund’s proposed advisory fee was 0.15% lower than the advisory fee charged by the Kaizen Fund. The Trustees considered that the Investment Advisor does not manage any other accounts using the same strategies as the RAISE™ Fund, and therefore did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar accounts of the Investment Advisor. The Trustees also noted that the Fund’s advisory fee was in the same range as the advisory fees paid by other series of the Trust managed by the Investment Advisor.

The estimated annual total expenses (net of fee waivers) of the RAISE™ Fund were higher than the Peer Group median and Fund Universe median by 0.02% and 0.11%, respectively. The Trustees noted the Investment Advisor’s commitment to cap the RAISE™ Fund’s expense levels at amounts lower than those of the Kaizen Fund, which would be beneficial for the RAISE™ Fund.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement and the compensation proposed to be paid under the Amended Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended July 31, 2017, noting that the Investment Advisor had waived a significant portion of its advisory fees with respect to the Altrius Fund and the MarketGrader 100 Fund, and would be waiving its advisory fee for the RAISE™ Fund during the first year of operation using the new strategies. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the Altrius Fund and the MarketGrader 100 Fund were reasonable. The Trustees also observed the Investment Advisor’s representation that it did not anticipate that it would realize a profit with respect to the RAISE™ Fund.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds other than its receipt of investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Altrius Capital Management, Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Altrius to the Altrius Fund. In doing so, the Board considered Altrius’ specific responsibilities in day-to-day portfolio management of the portion of the Fund it manages, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Altrius, as well as its compliance structure. The meeting materials indicated that for both 2016 and the year-to-date period ended July 31, 2017, the return of Altrius’ portion of the Fund exceeded the return of the Bloomberg Barclays U.S. Aggregate Bond Index and the Morningstar Nontraditional Bond Fund Universe average. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Altrius to the Altrius Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Altrius with respect to the Altrius Fund, and noted that Altrius does not serve as the advisor for any other registered investment companies, but does provide advisory services for separately managed accounts, some of which may have similar objectives and policies as the Altrius Fund. The Trustees also noted that the sub-advisory fee charged by Altrius is the same as or lower than the fee Altrius charges to manage separate accounts for institutional clients. The Board observed that the Investment Advisor pays Altrius’ sub-advisory fee out of the Investment Advisor’s advisory fee, and considered the relative levels and types of services provided by Altrius and the Investment Advisor.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Altrius under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Altrius provides to the Altrius Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Altrius as a result of its relationship with the Altrius Fund other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Altrius’ compliance program, and the intangible benefits of Altrius’ association with the Altrius Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Two Fish Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by Two Fish to the Altrius Fund. In doing so, the Board considered Two Fish’s specific responsibilities in day-to-day management of the Fund’s options overlay, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Two Fish, as well as its compliance structure. The meeting materials indicated that Two Fish generated 0.88% of cash flow for the Altrius Fund on an annualized basis since the Fund’s inception, and the Trustees observed the Investment Advisor’s satisfaction with this performance and Two Fish’s conservative approach during the period. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Two Fish to the Altrius Fund were satisfactory.

Kaizen Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Two Fish with respect to the Altrius Fund, and noted that Two Fish does not serve as the advisor for any other registered investment companies, private funds, or pension funds with similar objectives and policies as the Altrius Fund. The Trustees also noted that the sub-advisory fee charged by Two Fish is lower than the fee Two Fish charges to manage separate accounts for institutional clients. The Board observed that the Investment Advisor pays Two Fish’s sub-advisory fee out of the Investment Advisor’s advisory fee, and considered the relative levels and types of services provided by Two Fish and the Investment Advisor.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Two Fish under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Two Fish provides to the Altrius Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Two Fish as a result of its relationship with the Altrius Fund other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Two Fish’s compliance program, and the intangible benefits of Two Fish’s association with the Altrius Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement with respect to the Funds, as applicable. In addition, based on these and other factors, the Board and the Independent Trustees concluded that approval of the Amended Advisory Agreement was in the best interests of the RAISE™ Fund and its shareholders and, accordingly, approved the Amended Advisory Agreement with respect to that Fund.

Kaizen Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2017 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RAISETM Core Tactical Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		7/1/17	12/31/17	7/1/17 – 12/31/17
Class I	Actual Performance*	$1,000.00	$994.90	$7.29
		7/1/17	12/31/17	7/1/17 – 12/31/17
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.89	$7.38

*	Expenses are equal to the Fund’s annualized expense ratios of 1.45% for the Class I shares multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

Kaizen Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2017 (Unaudited)

Altrius Enhanced Income Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		7/1/17	12/31/17	7/1/17 – 12/31/17
Class I	Actual Performance*	$1,000.00	$1,016.80	$8.23
		7/1/17	12/31/17	7/1/17 – 12/31/17
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.04	$8.23

*	Expenses are equal to the Fund’s annualized expense ratios of 1.62% for the Class I shares multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

MarketGrader 100 Enhanced Index Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		7/1/17	12/31/17	7/1/17 – 12/31/17
Class I	Actual Performance*	$1,000.00	$1,140.70	$8.09
		7/1/17	12/31/17	7/1/17 – 12/31/17
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.62

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% for the Class I shares multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

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Kaizen Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

Kaizen Advisory, LLC

1745 S. Naperville Road, Suite 106

Wheaton, Illinois 60189

Sub-Advisors

Altrius Capital Management, Inc.

1323 Commerce Drive

New Bern, North Carolina 28562

Two Fish Management, LLC

9333 N Meridian St., Suite 222

Indianapolis, Indiana 46260

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
RAISE™ Core Tactical Fund – Class I	KRCTX	46141T 836
Altrius Enhanced Income Fund – Class I	KEUIX	46141T 737
MarketGrader 100 Enhanced Index Fund – Class I	KHMIX	46141T 760

Privacy Principles of the Kaizen Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Kaizen Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (844) 524-9366 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (844) 524-9366 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (844) 524-9366. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (844) 524-9366.

Kaizen Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 524-9366

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-844-524-9366.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader. The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2017	FYE 12/31/2016
Audit Fees	$37,500	$37,500
Audit-Related Fees	N/A	N/A
Tax Fees	$7,500	$7,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2017	FYE 12/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2017	FYE 12/31/2016
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed January 9, 2017.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	3/9/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	3/9/2018

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/9/2018